Expense Example ((John Hancock Investment Grade Bond Fund), (John Hancock Investment Grade Bond Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
(John Hancock Investment Grade Bond Fund) | (John Hancock Investment Grade Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 496
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	$ 1,531